UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006



[LOGO OF USAA]
    USAA(R)

                             USAA INTERMEDIATE-TERM
                                    BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        29

   Financial Statements                                                     34

   Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                             47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]       IS THE WIDENING DIFFERENCE IN OPINION
                                        BETWEEN THE BEARS AND THE BULLS.

                                                        "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]    MATTHEW FREUND, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of 1.04% for the six-month period ended January 31, 2006. Over the same period, the Lipper Intermediate Investment Grade Debt Funds Average had a 0.63% return, the Lipper Intermediate Investment Grade Funds Index returned 0.80%, and the Lehman Brothers U.S. Aggregate Bond Index returned 0.84%. The Fund provided a one-year dividend yield of 4.70%, compared to 3.91% for the average Lipper Intermediate Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         At the beginning of the period, the markets were preoccupied with rising energy costs and the continuing problems of U.S. auto manufacturers and their suppliers. Later in the period, two hurricanes devastated the Gulf Coast, disrupting the nation's oil supplies and temporarily closing a crucial port. Fearing winter shortages, investors drove energy prices higher. Fortunately, to date, the winter has been remarkably mild, which has helped to push energy prices lower.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-28.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The Greenspan-led Federal Reserve Board (the Fed) continued its measured approach, raising the federal funds rate 0.25% at each of its meetings to 4.5% on January 31. Surprisingly, longer-term rates rose very little, which caused the yield curve to flatten significantly. (See following graph.) This is an unusual development and sometimes - but not always - has been an

                             HISTORICAL YIELD CURVE

                        [CHART OF HISTORICAL YIELD CURVE]

                    7/29/05            1/31/06            CHANGE
                    -------            -------            ------
3 MONTH              3.393%             4.460%            1.0667
6 MONTH              3.674              4.573             0.8991
2 YEAR               4.015              4.516             0.5008
3 YEAR               4.065              4.481             0.4159
5 YEAR               4.121              4.452             0.3309
10 YEAR              4.276              4.515             0.2391
30 YEAR              4.471              4.677             0.2062

                                   [END CHART]

SOURCE: BLOOMBERG L.P.

         indicator of future economic weakness. Why have longer rates stayed low? Some say the Fed, now led by Ben Bernanke, will overdo it and that the economy will soften. Others are quick to credit buying of longer-dated bonds by foreign central banks.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value declined to $10 at the end of January, largely due to changing interest rates.

         A flat or inverted yield curve makes it a challenge to position a bond portfolio. We are faced with a dilemma: If we extend maturities, we take on additional interest-rate risk and are paid less for doing so. If we don't extend, and interest rates fall, the portfolio would be left behind as longer-dated bonds outperform. To deal with this dilemma, we sought to maximize the portfolio's income by seeking attractive bonds all along the yield curve, generally focusing on issues 10 years and shorter. This strategy can give the Fund a substantial yield advantage over its peers.

         We remain committed to striving to build a high-quality portfolio that is diversified among multiple asset classes. By reducing the positions we take in any one issuer, we limit our exposure to potential credit problems. We continue to use fundamental research to purchase select corporate bonds. In addition, we began investing in agency mortgage pools (Fannie Mae and Freddie Mac) because of their attractive yields and high credit quality.

WHAT IS THE OUTLOOK?

         We continue to monitor the stability of the U.S. economy. Although it seems that Americans will have to adapt to permanently higher energy prices, the credit markets appear to think that inflation will be kept under control. We expect the Fed to raise short-term rates at least once or twice more as the new Fed chairman puts his own stamp on monetary policy.

         In this environment, investors should expect most of the Fund's return to come from the income provided by the Fund. Your portfolio management team remains committed to seeking to provide you with a high-quality, well-diversified bond fund with an acceptable level of risk.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

-------------------------------------------------------------------------------------
                                                     1/31/06               7/31/05
-------------------------------------------------------------------------------------
Net Assets                                       $394.8 Million        $359.1 Million
Net Asset Value Per Share                            $10.00                $10.13

-------------------------------------------------------------------------------------
                                                     1/31/06               7/31/05
-------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity          5.5 Years             4.7 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*                                       30-DAY SEC YIELD**
      1.04%                                                      5.28%

 *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2006

---------------------------------------------------------------------------------------
                            TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
---------------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99      5.98%       =         5.98%         +         0.00%
5 YEARS                         5.14%       =         5.48%         +        -0.34%
1 YEAR                          2.09%       =         4.62%         +        -2.53%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 6-YEAR PERIOD ENDING JANUARY 31, 2006

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

---------------------------------------------------------------------------------------
PERIOD ENDING          TOTAL RETURN          DIVIDEND RETURN      CHANGE IN SHARE PRICE
---------------------------------------------------------------------------------------
1/31/2001                 11.89%                  8.11%                    3.78%
1/31/2002                  6.37                   6.86                    -0.49
1/31/2003                  5.70                   6.29                    -0.59
1/31/2004                  8.02                   5.04                     2.98
1/31/2005                  3.65                   4.62                    -0.97
1/31/2006                  2.09                   4.62                    -2.53

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REIN-VESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE
                 IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER INTERMEDIATE
                     USAA INTERMEDIATE-TERM       INVESTMENT GRADE DEBT
                           BOND FUND                  FUNDS AVERAGE
                     ----------------------       ---------------------
1/31/2001                     7.31%                       6.00%
1/31/2002                     6.80                        5.55
1/31/2003                     6.06                        4.60
1/31/2004                     4.77                        3.76
1/31/2005                     4.56                        3.54
1/31/2006                     4.70                        3.91

                                [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/01 TO 1/31/06.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                          CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS        LIPPER INTERMEDIATE                                   LIPPER INTERMEDIATE
              U.S. AGGREGATE BOND     INVESTMENT GRADE FUNDS     USAA INTERMEDIATE-TERM     INVESTMENT GRADE DEBT
                    INDEX                    INDEX                     BOND FUND                FUNDS AVERAGE
              -------------------     ----------------------     ----------------------     ---------------------
08/02/99          $10,000.00              $10,000.00                  $10,000.00                  $10,000.00
08/31/99            9,994.91                9,989.34                   10,009.94                    9,983.70
09/30/99           10,110.95               10,099.27                   10,139.20                   10,088.53
10/31/99           10,148.25               10,114.64                   10,173.89                   10,106.53
11/30/99           10,147.53               10,126.52                   10,217.51                   10,119.61
12/31/99           10,098.59               10,079.97                   10,176.92                   10,079.59
01/31/00           10,065.53               10,044.13                   10,146.73                   10,038.40
02/29/00           10,187.26               10,153.17                   10,261.74                   10,143.88
03/31/00           10,321.46               10,278.50                   10,387.82                   10,265.23
04/30/00           10,291.91               10,214.84                   10,311.27                   10,206.89
05/31/00           10,287.18               10,196.30                   10,222.28                   10,183.20
06/30/00           10,501.21               10,412.21                   10,458.17                   10,394.03
07/31/00           10,596.53               10,501.09                   10,556.34                   10,475.70
08/31/00           10,750.11               10,646.70                   10,602.09                   10,616.19
09/30/00           10,817.70               10,717.23                   10,742.29                   10,684.73
10/31/00           10,889.28               10,755.01                   10,691.89                   10,718.83
11/30/00           11,067.33               10,926.16                   10,856.73                   10,878.23
12/31/00           11,272.63               11,146.90                   11,094.30                   11,090.26
01/31/01           11,456.98               11,342.75                   11,352.94                   11,282.87
02/28/01           11,556.79               11,451.76                   11,497.47                   11,384.68
03/31/01           11,614.80               11,496.27                   11,594.71                   11,435.41
04/30/01           11,566.60               11,434.43                   11,550.60                   11,375.35
05/31/01           11,636.36               11,504.85                   11,628.19                   11,443.08
06/30/01           11,680.33               11,547.16                   11,692.79                   11,475.90
07/31/01           11,941.47               11,827.28                   12,026.24                   11,738.10
08/31/01           12,078.22               11,957.52                   12,162.73                   11,863.20
09/30/01           12,218.96               12,049.56                   12,291.65                   11,960.64
10/31/01           12,474.65               12,295.18                   12,443.35                   12,187.90
11/30/01           12,302.66               12,140.79                   12,165.01                   12,029.02
12/31/01           12,224.54               12,062.75                   12,025.50                   11,949.72
01/31/02           12,323.49               12,149.80                   12,075.59                   12,028.13
02/28/02           12,442.92               12,267.23                   12,102.75                   12,129.08
03/31/02           12,235.92               12,054.36                   11,995.26                   11,930.16
04/30/02           12,473.20               12,271.81                   12,111.30                   12,129.91
05/31/02           12,579.18               12,372.54                   12,200.42                   12,224.96
06/30/02           12,687.95               12,364.56                   12,187.02                   12,255.60
07/31/02           12,841.05               12,413.66                   12,037.16                   12,334.06
08/31/02           13,057.86               12,652.89                   12,345.15                   12,547.43
09/30/02           13,269.34               12,790.95                   12,576.84                   12,710.48
10/31/02           13,208.90               12,741.90                   12,337.37                   12,646.45
11/30/02           13,205.38               12,802.47                   12,372.67                   12,685.18
12/31/02           13,478.15               13,063.00                   12,718.50                   12,938.66
01/31/03           13,489.66               13,103.84                   12,763.39                   12,964.15
02/28/03           13,676.31               13,290.70                   12,985.42                   13,143.19
03/31/03           13,665.77               13,292.01                   12,999.81                   13,141.16
04/30/03           13,778.54               13,447.37                   13,208.59                   13,276.92
05/31/03           14,035.44               13,698.16                   13,574.76                   13,516.27
06/30/03           14,007.58               13,694.84                   13,589.16                   13,502.37
07/31/03           13,536.65               13,233.07                   13,201.68                   13,062.87
08/31/03           13,626.53               13,333.75                   13,241.93                   13,149.17
09/30/03           13,987.23               13,692.26                   13,618.67                   13,488.10
10/31/03           13,856.78               13,595.61                   13,529.91                   13,381.40
11/30/03           13,889.97               13,631.51                   13,551.45                   13,420.33
12/31/03           14,031.32               13,770.16                   13,683.62                   13,553.18
01/31/04           14,144.20               13,879.65                   13,786.90                   13,656.27
02/29/04           14,297.30               14,014.47                   13,917.88                   13,783.59
03/31/04           14,404.37               14,115.43                   14,009.37                   13,881.15
04/30/04           14,029.62               13,776.27                   13,729.03                   13,553.96
05/31/04           13,973.42               13,708.71                   13,642.44                   13,488.65
06/30/04           14,052.39               13,772.60                   13,693.94                   13,553.33
07/31/04           14,191.68               13,901.87                   13,803.45                   13,676.29
08/31/04           14,462.39               14,152.22                   14,030.64                   13,916.10
09/30/04           14,501.63               14,189.25                   14,083.78                   13,954.17
10/31/04           14,623.24               14,301.08                   14,191.23                   14,063.57
11/30/04           14,506.60               14,211.69                   14,081.76                   13,972.75
12/31/04           14,640.08               14,359.51                   14,223.13                   14,094.19
01/31/05           14,732.01               14,437.07                   14,288.45                   14,161.28
02/28/05           14,645.04               14,375.86                   14,231.61                   14,101.03
03/31/05           14,569.83               14,290.78                   14,159.65                   14,019.46
04/30/05           14,767.01               14,466.62                   14,345.84                   14,180.70
05/31/05           14,926.78               14,618.52                   14,468.72                   14,312.55
06/30/05           15,008.17               14,704.26                   14,566.47                   14,388.43
07/31/05           14,871.54               14,589.41                   14,437.14                   14,282.79
08/31/05           15,062.19               14,771.98                   14,621.07                   14,447.01
09/30/05           14,907.03               14,622.16                   14,494.29                   14,307.28
10/31/05           14,789.06               14,501.74                   14,402.57                   14,198.82
11/30/05           14,854.46               14,554.83                   14,473.93                   14,248.70
12/31/05           14,995.69               14,687.33                   14,606.51                   14,369.47
01/31/06           14,996.54               14,706.02                   14,587.02                   14,380.74

                                   [END CHART]

                 FUND DATA SINCE INCEPTION ON 8/02/99 THROUGH 1/31/06.

                 THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE, THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS INDEX, AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S.
                   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

                 o The Lipper Intermediate Investment Grade Debt Funds Average
                   is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    1/31/2006

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                                                 35%
A                                                                   30%
AAA                                                                 21%
AA                                                                   7%
U.S. Government                                                      5%
BB                                                                   2%

                                   [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                  PORTFOLIO MIX
                                    1/31/2006

                           [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                               48.4%
Commercial Mortgage Securities                                      16.5%
Asset-Backed Securities                                             11.5%
Eurodollar and Yankee Obligations                                   10.5%
Municipal Bonds                                                      6.7%
U.S. Government Agency Issues                                        4.3%
Preferred Securities                                                 1.9%
Money Market Instruments                                             0.4%
U.S. Treasury Securities                                             0.3%

                                   [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (48.4%)

            AUTO PARTS & EQUIPMENT (0.5%)
  $ 2,000   Johnson Controls, Inc., Senior Notes                         5.25%      1/15/2011        $  1,996
                                                                                                     --------
            AUTOMOBILE MANUFACTURERS (0.5%)
    2,000   DaimlerChrysler North America
              Holding Corp., Notes                                       4.70(g)    3/07/2007           2,001
                                                                                                     --------
            BROADCASTING & CABLE TV (0.5%)
    1,000   Cox Communications, Inc., Notes                              3.88      10/01/2008             962
    1,000   Jones Intercable, Inc., Senior Notes                         7.63       4/15/2008           1,049
                                                                                                     --------
                                                                                                        2,011
                                                                                                     --------
            BUILDING PRODUCTS (0.3%)
    1,000   York International Corp., Senior Notes                       6.63       8/15/2006           1,007
                                                                                                     --------
            CASINOS & GAMING (0.2%)
    1,000   Harrahs Operating Co., Inc., Bonds                           5.63       6/01/2015             979
                                                                                                     --------
            CONSUMER FINANCE (1.6%)
    1,000   Capital One Financial Corp., Senior Notes                    4.74       5/17/2007             995
    2,000   Ford Motor Credit Co., Senior Notes                          4.95       1/15/2008           1,846
    2,000   General Motors Acceptance Corp., Notes                       6.13       8/28/2007           1,938
      500   Household Finance Corp., Notes                               5.75       1/30/2007             503
    1,000   SLM Corp., MTN, CPI                                          5.72(g)    6/01/2009             984
                                                                                                     --------
                                                                                                        6,266
                                                                                                     --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000   Fiserv, Inc., Notes                                          4.00       4/15/2008             970
                                                                                                     --------
            DIVERSIFIED BANKS (2.7%)
    1,000   Compass Bank, Notes                                          8.10       8/15/2009           1,102
    1,000   Emigrant Bancorp, Inc., Senior Notes(a)                      6.25       6/15/2014           1,032
    2,000   First Union National Bank, FL,
              Subordinated Debentures                                    6.18       2/15/2036(b)        2,180
    3,000   First Union National Bank, NC, Subordinated Notes            6.18       2/15/2036(b)        3,269
    1,000   SouthTrust Bank, N.A., Subordinated Notes                    6.57      12/15/2027(b)        1,124

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,000   Washington Mutual Bank FA, Subordinated Notes                5.13%      1/15/2015        $    969
    1,000   Westpac Capital Trust IV, Notes(a)                           5.26      12/29/2049             974
                                                                                                     --------
                                                                                                       10,650
                                                                                                     --------
            ELECTRIC UTILITIES (7.2%)
    2,882   Cedar Brakes II, LLC, Senior Notes, Series C(a)              9.88       9/01/2013           3,272
    1,000   Entergy Mississippi, Inc.                                    5.92       2/01/2016             996
      977   FPL Energy National Wind, LLC, Secured Notes(a)              5.61       3/10/2024             956
    1,000   Jersey Central Power & Light Co., First Mortgage MTN         6.45       5/15/2006           1,004
    1,000   Midamerican Energy Holdings Co., Senior Notes                5.88      10/01/2012           1,023
    3,000   Monongahela Power Co., First Mortgage Bonds                  5.00      10/01/2006           2,997
    2,000   Monongahela Power Co., Notes, Series A                       7.36       1/15/2010           2,118
    1,000   New York State Electric & Gas Corp., Notes                   5.50      11/15/2012           1,006
    2,000   Northern States Power Co., First Mortgage Bond, Series B     8.00       8/28/2012           2,317
    1,480   Oglethorpe Power Corp., Secured Series Facility Bonds        6.97       6/30/2011           1,525
    2,000   Pacific Gas & Electric Co., First Mortgage Bond              4.20       3/01/2011           1,908
    1,000   Potomac Edison Co., First Mortgage Bond                      5.35      11/15/2014             995
    2,000   Power Contract Financing, Senior Notes(a)                    6.26       2/01/2010           2,027
    1,000   Public Service Co. of Colorado, Senior Notes(r)              7.88      10/01/2012           1,154
    1,000   Southern Power Co., Senior Notes                             6.25       7/15/2012           1,046
    1,100   Tristate General & Transport Association, Bonds(a)           6.04       1/31/2018           1,122
    2,000   TXU Energy Co., LLC, Senior Notes                            7.00       3/15/2013           2,120
    1,000   Virginia Electric Power Co., Senior Notes                    5.40       1/15/2016             993
                                                                                                     --------
                                                                                                       28,579
                                                                                                     --------
            ELECTRIC/GAS UTILITY (0.1%)
      545   Texas Municipal Gas Corp., Notes (INS)(a)                    2.60       7/01/2007             532
                                                                                                     --------
            FOOD RETAIL (0.5%)
    2,000   Kroger Co., Notes                                            5.50       2/01/2013           1,969
                                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            GAS UTILITIES (2.8%)
  $ 1,000   Centerpoint Energy Resources Corp., Senior Notes             5.95%      1/15/2014        $  1,022
    3,000   Energy Transfer Partners, LP, Senior Notes                   5.95       2/01/2015           3,013
    1,000   Gulfstream Natural Gas Systems LLC, Senior Notes(a)          5.56      11/01/2015           1,006
    2,000   Michigan Consolidated Gas Co., Notes(r)                      5.00      10/01/2019           1,895
    1,000   Northern Natural Gas Co., Senior Notes(a)                    5.38      10/31/2012           1,012
    2,000   Southern Star Central Corp., Senior Notes(a)                 7.38      11/15/2006           2,043
    1,000   Valero Logistics Operations, LP, Senior Notes                6.05       3/15/2013           1,032
                                                                                                     --------
                                                                                                       11,023
                                                                                                     --------
            HEALTH CARE SERVICES (0.3%)
    1,000   Laboratory Corp. of America, Senior Notes                    5.63      12/15/2015           1,005
                                                                                                     --------
            HOME FURNISHINGS (0.3%)
    1,000   Mohawk Industries, Inc., Senior Notes                        5.75       1/15/2011           1,005
                                                                                                     --------
            HOUSEHOLD APPLIANCES (0.5%)
    1,000   Stanley Works Capital Trust I, Bonds(a)                      5.90      12/01/2045             979
    1,000   Whirlpool Corp., Debentures                                  7.75       7/15/2016           1,138
                                                                                                     --------
                                                                                                        2,117
                                                                                                     --------
            HOUSEWARES & SPECIALTIES (0.2%)
    1,000   Newell Rubbermaid, Inc., Notes                               4.63      12/15/2009             976
                                                                                                     --------
            INDUSTRIAL CONGLOMERATES (0.5%)

    2,000   Tyco International Group, COP, Notes(a,r)                    4.44       6/15/2007           1,976
                                                                                                     --------
            INDUSTRIAL MACHINERY (0.3%)
    1,000   Pall Corp., Senior Notes(a)                                  6.00       8/01/2012           1,038
                                                                                                     --------
            LIFE & HEALTH INSURANCE (1.8%)
    2,000   Blue Cross Blue Shield FL, Inc., Notes                       8.25      11/15/2011           2,281
    1,000   Monumental Global Funding II, Senior Secured Notes(a)        4.38       7/30/2009             976
    3,000   North Front, Pass-Through Trust, Notes(a)                    5.81      12/15/2024           2,991
    1,000   Phoenix Companies, Inc., Senior Notes                        6.68       2/16/2008           1,007
                                                                                                     --------
                                                                                                        7,255
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (1.1%)
  $ 2,000   Coventry Health Care, Inc., Senior Notes                     5.88%      1/15/2012        $  2,020
    2,000   Highmark, Inc., Senior Notes(a)                              6.80       8/15/2013           2,150
                                                                                                     --------
                                                                                                        4,170
                                                                                                     --------
            MISCELLANEOUS (0.2%)
    1,000   Keenan Development Assoc. of Tennessee LLC,
              RB, Series 2005 (INS)                                      5.02       7/15/2028             937
                                                                                                     --------
            MOVIES & ENTERTAINMENT (0.4%)
    1,500   Time Warner Companies, Inc., Notes                           8.11       8/15/2006           1,523
                                                                                                     --------
            MULTI-LINE INSURANCE (4.1%)
    3,000   American General Finance Corp., Notes                        5.40      12/01/2015           2,969
    2,000   American General Finance Corp. MTN                           4.88       7/15/2012           1,942
    1,000   Assurant, Inc., Notes                                        5.63       2/15/2014           1,004
    1,000   Farmers Exchange Capital, Surplus Notes(a,r)                 7.05       7/15/2028           1,044
    1,000   Farmers Insurance Exchange, Notes(a)                         6.00       8/01/2014           1,009
    2,000   ILFC E-Capital Trust I, Bonds(a)                             5.90      12/21/2065           2,006
    2,000   ING Capital Funding Trust III, Guaranteed
              Trust Preferred Bonds                                      8.44      12/29/2049(k)        2,263
    2,000   Oil Casualty Insurance Ltd., Subordinated Debentures(a)      8.00       9/15/2034           2,020
    2,000   Oil Insurance Ltd., Subordinated Debentures(a)               5.15       8/15/2033           1,982
                                                                                                     --------
                                                                                                       16,239
                                                                                                     --------
            MULTI-SECTOR HOLDINGS (0.8%)
    3,000   Leucadia National Corp., Senior Notes                        7.00       8/15/2013           3,000
                                                                                                     --------
            MULTI-UTILITIES (0.5%)
    1,000   Duke Capital Corp., LLC, Senior Notes                        4.30       5/18/2006             998
    1,000   Teco Energy, Inc., Notes                                     6.13       5/01/2007           1,015
                                                                                                     --------
                                                                                                        2,013
                                                                                                     --------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    1,000   Halliburton Co., Notes, Series MTN                           6.00       8/01/2006           1,004
    2,000   Seacor Holdings, Inc., Senior Notes                          5.88      10/01/2012           1,929
                                                                                                     --------
                                                                                                        2,933
                                                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,000   Southwestern Energy Co., Senior Notes(r)                     7.63(b)    5/01/2027           1,072
                                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.8%)
  $ 1,250   Buckeye Partners, Senior Notes                               5.13%      7/01/2017        $  1,190
    1,000   Magellan Midstream Partners, LP, Senior Notes                5.65      10/15/2016             999
    1,000   Premcor Refining Group, Inc., Senior Notes                   9.25       2/01/2010           1,078
                                                                                                     --------
                                                                                                        3,267
                                                                                                     --------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    1,000   Kinder Morgan Finance Corp., Guaranteed Notes(a)             5.70       1/05/2016           1,002
                                                                                                     --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    2,000   Travelers Life & Annuity, Notes(a)                           5.13       8/15/2014           1,953
    2,000   ZFS Finance USA Trust II, Bonds(a)                           6.45      12/15/2065           2,025
                                                                                                     --------
                                                                                                        3,978
                                                                                                     --------
            PROPERTY & CASUALTY INSURANCE (5.0%)
    1,000   21st Century Insurance Group, Senior Notes                   5.90      12/15/2013             991
    2,000   ACE INA Holdings, Inc., Senior Notes                         5.88       6/15/2014           2,056
    2,000   AXIS Capital Holdings Ltd., Senior Notes                     5.75      12/01/2014           1,992
    2,000   CNA Financial Corp., Notes                                   6.75      11/15/2006           2,024
    1,000   Fidelity National Title Group, Inc., Notes                   5.25       3/15/2013             920
    1,000   Fidelity National Title Group, Inc., Notes                   7.30       8/15/2011           1,038
    2,000   First American Capital Trust I, Cumulative
              Trust Preferred Securities                                 8.50       4/15/2012           2,169
    1,000   Fund American Companies, Inc., Notes                         5.88       5/15/2013           1,002
    1,000   Infinity Property & Casualty Corp., Senior Notes, Series B   5.50       2/18/2014             968
      500   Liberty Mutual Insurance Co., Notes(a)                       8.20       5/04/2007             513
    1,000   Markel Corp., Senior Notes                                   6.80       2/15/2013           1,045
    1,000   Ohio Casualty Corp., Notes                                   7.30       6/15/2014           1,067
    2,000   RLI Corp., Senior Notes                                      5.95       1/15/2014           1,976
    1,000   St. Paul Travelers Companies, Inc., Senior Notes             5.01       8/16/2007             998
    1,000   W.R. Berkley Corp., Senior Notes                             5.60       5/15/2015             990
                                                                                                     --------
                                                                                                       19,749
                                                                                                     --------
            PUBLISHING (0.5%)
    2,000   Scholastic Corp., Notes                                      5.00       4/15/2013           1,805
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (4.6%)
    1,105   American Health Properties, Inc., Notes                      7.50       1/15/2007           1,130
    1,000   Archstone Smith Operating Trust, Notes                       5.25       5/01/2015             984
    1,000   Brandywine Operating Partnership, LP, Notes                  5.63      12/15/2010           1,001
    1,000   EOP Operating, LP, Senior Notes                              7.25       2/15/2018           1,102

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000   ERP Operating, LP, Notes                                     6.58%      4/13/2015        $  2,156
    1,000   Health Care Properties Investors, Inc., Senior Notes         6.50       2/15/2006           1,000
    1,000   Hospitality Properties Trust, Senior Notes                   5.13       2/15/2015             952
    1,000   HRPT Properties Trust, Notes                                 5.75      11/01/2015             998
    1,000   Kimco Realty Corp., Notes                                    5.58      11/23/2015             999
    1,000   Liberty Property, LP, Senior Notes                           5.13       3/02/2015             961
    1,000   Pan Pacific Retail Properties, Inc., Notes                   5.25       9/01/2015             966
    1,000   Pan Pacific Retail Properties, Inc., Notes                   7.95       4/15/2011           1,112
    1,000   Post Apartment Homes, LP, Senior Notes                       5.45       6/01/2012             976
    1,000   Simon Property Group, LP, Notes(a)                           5.75      12/01/2015           1,010
    2,000   TriNet Corporate Realty Trust, Inc., Notes                   7.95       5/15/2006           2,014
    1,000   Washington REIT, Senior Notes                                5.35       5/01/2015             982
                                                                                                     --------
                                                                                                       18,343
                                                                                                     --------
            REGIONAL BANKS (4.8%)
    1,750   Bank of Hawaii, Notes                                        6.88       3/01/2009           1,859
    1,000   Banknorth Group, Inc., Senior Notes                          3.75       5/01/2008             974
    1,000   City National Corp., Senior Notes                            5.13       2/15/2013             986
    1,000   Colonial Bank, N.A., Subordinated Notes                      6.38      12/01/2015           1,026
    1,000   Fulton Capital Trust I, Notes                                6.29       2/01/2036             991
    2,000   Imperial Bank, Subordinated Capital Notes                    8.50       4/01/2009           2,201
    3,500   PNC Financial Services, Trust Preferred
              Securities, Series C                                       8.88       3/15/2027           3,780
    1,000   Popular North America Capital Trust I, Bonds                 6.56       9/15/2034           1,007
    2,000   Susquehanna Bancshares, Subordinated Notes                   4.75       5/01/2014           1,949
    2,000   TCF Financial Bank, Subordinated Notes                       5.00       6/15/2014           1,968
    1,950   Union Planters Bank, N.A., Subordinated Notes                6.50       3/15/2018(c)        2,005
                                                                                                     --------
                                                                                                       18,746
                                                                                                     --------
            REINSURANCE (0.5%)
    2,000   Reinsurance Group of America, Inc., Senior Notes(a)          7.25       4/01/2006           2,003
                                                                                                     --------
            SPECIALIZED FINANCE (0.3%)
    1,000   CIT Group, Inc., Global Notes                                7.38       4/02/2007           1,026
                                                                                                     --------
            THRIFTS & MORTGAGE FINANCE (0.7%)
    1,000   Independence Community Bank Corp., Subordinated Notes        3.75       4/01/2014             956
    2,000   Sovereign Bank, Notes                                        4.38       8/01/2013           1,960
                                                                                                     --------
                                                                                                        2,916
                                                                                                     --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            TOBACCO (0.8%)
  $ 1,000   Universal Corp., Notes                                       5.00%      9/01/2011        $    939
    2,000   UST, Inc., Notes                                             6.63       7/15/2012           2,098
                                                                                                     --------
                                                                                                        3,037
                                                                                                     --------
            Total corporate obligations (cost: $191,227)                                              191,114
                                                                                                     --------
            EURODOLLAR AND YANKEE OBLIGATIONS (10.5%)(e)

            DIVERSIFIED BANKS (4.2%)
    2,000   Banco Nacional De Comercio Exterior SNC, Notes (Mexico)(a)   3.88       1/21/2009           1,930
    1,000   Banco Santander, Subordinated Notes (Chile)(a)               5.38      12/09/2014             991
    1,000   BOI Capital Funding Number 2, LP, Guaranteed
              Bonds (Ireland)(a)                                         5.57       1/29/2049             993
    1,500   Chuo Mitsui Trust & Banking Co., Subordinated
              Notes (Japan)(a)                                           5.51      12/29/2049           1,460
    3,000   HBOS plc, Subordinated Notes (United Kingdom)(a)             5.38(g)   11/01/2049           2,980
    2,000   Mizuho Finance, Notes (Japan)(a)                             5.79       4/15/2014           2,052
    1,000   Nordea Bank AB, Subordinated Notes (Sweden)(a)               5.42      12/29/2049             984
    2,000   Rabobank Capital Funding Trust III,
              Subordinated Notes (Netherlands)(a)                        5.25      12/29/2049           1,944
    1,000   Skandinaviska Enskilda Banken, Subordinated
              Bonds (Sweden)(a)                                          5.47       3/29/2049             982
    2,000   UFJ Finance Aruba AEC, Notes (Japan)                         8.75      11/13/2049           2,174
                                                                                                     --------
                                                                                                       16,490
                                                                                                     --------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000   Fondo Latinoamericano, Notes (Colombia)(a)                   3.00       8/01/2006             990
                                                                                                     --------
            DIVERSIFIED METALS & MINING (0.8%)
    1,000   Brascan Corp., Notes (Canada)                                8.13      12/15/2008           1,076
    2,000   Glencore Funding, LLC, Notes (Switzerland)(a)                6.00       4/15/2014           1,901
                                                                                                     --------
                                                                                                        2,977
                                                                                                     --------
            FOOD RETAIL (0.6%)
      500   Ahold Finance U.S.A., Inc., Notes (Netherlands)              6.25       5/01/2009             510
    2,000   Woolworths Ltd., Senior Notes (Australia)(a)                 5.25      11/15/2011           1,993
                                                                                                     --------
                                                                                                        2,503
                                                                                                     --------
            FOREST PRODUCTS (0.4%)
    1,500   Nexfor, Inc., Debentures (Canada)                            8.13       3/20/2008           1,561
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (0.8%)
  $ 2,000   PEMEX Finance Ltd., Senior Notes (Mexico)                    8.88%     11/15/2010        $  2,214
    1,000   PEMEX Finance Ltd., Notes (Mexico)                           9.03       2/15/2011           1,090
                                                                                                     --------
                                                                                                        3,304
                                                                                                     --------
            OIL & GAS DRILLING (0.5%)
      937   Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)     5.33       8/01/2013             915
      937   Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)     5.78(g)    8/01/2013             938
                                                                                                     --------
                                                                                                        1,853
                                                                                                     --------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    2,000   RAS Laffan Liquefied Natural Gas Co. Ltd. II,
              Bonds, Series A (Qatar)(a)                                 5.30       9/30/2020           1,955
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (0.5%)
    2,000   Westfield Capital Corp. Ltd., Notes (Australia)(a)           4.38      11/15/2010           1,930
                                                                                                     --------
            REGIONAL BANKS (0.5%)
    2,000   Popular North America, Inc., Notes (Netherlands)             4.25       4/01/2008           1,960
                                                                                                     --------
            REINSURANCE (1.5%)
    2,000   Montpelier Re Holdings Ltd., Senior Notes (Bermuda)          6.13       8/15/2013           1,944
    1,000   Platinum Underwriters Finance, Inc.,
              Guaranteed Notes, Series B (Bermuda)                       7.50       6/01/2017           1,022
    3,000   Stingray, Pass-Through Trust, Pass-Through
              Certificates (Cayman Islands)(a)                           5.90       1/12/2015           2,966
                                                                                                     --------
                                                                                                        5,932
                                                                                                     --------
            Total Eurodollar and Yankee obligations (cost: $41,963)                                    41,455
                                                                                                     --------
            ASSET-BACKED SECURITIES (11.5%)(d)

            AIRLINES (3.3%)
            America West Airlines, Inc., Pass-Through Certificates,
    1,879     Series 1996-1, Class A, EETC                               6.85       7/02/2009           1,850
      382     Series 1998-1, Class A, EETC                               6.87       1/02/2017             383
    2,190     Series 1999-1, Class G, EETC (INS)                         7.93       1/02/2019           2,326

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            American Airlines, Inc., Pass-Through Certificates,
  $ 1,505     Series 2003-1, Class G, EETC (INS)                         3.86%      7/09/2010        $  1,446
    1,000     Series 2001-1, Class A-2, EETC                             6.82       5/23/2011             965
            Continental Airlines, Inc., Pass-Through Certificates,
    1,418     Series AMBC, EETC (INS)                                    6.24       3/15/2020           1,459
    1,646     Series 99-1, Class A, EETC                                 6.55       2/02/2019           1,652
    1,000   Delta Air Lines, Inc., Pass-Through Certificates,
              Series 2002-1, Class G-2, EETC (INS)                       6.42       7/02/2012           1,007
    1,841   Northwest Airlines, Inc., Pass-Through
              Certificates, Series 2002-1,
              Class G-2 EETC (INS)                                       6.26      11/20/2021           1,861
                                                                                                     --------
                                                                                                       12,949
                                                                                                     --------
            ASSET-BACKED FINANCING (8.2%)
    2,449   Aerco Ltd., Series 2A, Class A4(a)                           4.99(g)    7/15/2025           2,352
    1,486   Airport Airplanes, Pass-Through Certificates,
              Series 1R, Class A8, EETC                                  4.85(g)    3/15/2019           1,375
    1,000   ARG Funding Corp., Subordinated Bonds,
              Series 2003-1A, Class C2                                   6.64       3/20/2007           1,000
      536   Aviation Capital Group Trust, Notes,
              Series 2000-1A, Class A2(a)                                4.95(g)   11/15/2025             533
            Bank One Issuance Trust, Notes,
    1,000     Series 2003, Class C-1                                     4.54       9/15/2010             989
    3,000     Series 2003, Class C-3                                     4.77       2/16/2016           2,892
    4,000   Capital One Multi-Asset Execution Trust,
              Notes, Series 2003-C2, Class C2                            4.32       4/15/2009           3,993
    1,000   CIT Equipment Collateral,
              Notes, Series 2003-EF1, Class C                            3.98       2/20/2009             992
            Citibank Credit Card Issuance Trust,
    2,000     Series 2005-C5, Class C5                                   4.95      10/25/2010           1,989
    1,000     Series 2005-C1, Class C1                                   5.50       3/24/2017           1,001
    1,000   Detroit Edison, Notes, Series 2001-1, Class A-4              6.19       3/01/2013           1,046
            Diversified REIT, Notes,
      694     Series 1999-1A, Class A1(a)                                6.78       3/18/2011             701
    2,000     Series 1999-1A, Class C(a,r)                               6.78       3/18/2011           2,072
    1,000     Series 2000-1, Class C(a,r)                                6.97       3/08/2010           1,042
    5,000   GE Commercial Equipment Financing LLC,
              Series 2005-1, Class A2                                    3.77       9/20/2007           4,980
    1,633   Hyundai Auto Receivables Trust, Notes,
              Series 2003-A, Class B                                     2.99      10/15/2010           1,602

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,000   IKON Receivables LLC, Notes, Series 2003-1, Class A4         3.27%      7/15/2011        $    989
    2,912   Trinity Rail Leasing LP, Series 2004-1A, Class A (INS)(j,r)  5.27       8/14/2027           2,861
                                                                                                     --------
                                                                                                       32,409
                                                                                                     --------
            Total asset-backed securities (cost: $45,518)                                              45,358
                                                                                                     --------

            U.S. GOVERNMENT AGENCY ISSUES (4.3%)(i)

            COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
      180   Fannie Mae(+), Series 2001-20 VB                             6.00       9/25/2017             179
            Freddie Mac(+),
    1,448     Series 2435 VG                                             6.00       2/15/2013           1,475
      855     Series 2389 VH                                             6.00      10/15/2018             860
      358     Series 2427 VL                                             6.50      11/15/2017             359
      920     Series 2367 KV                                             7.00      10/15/2014             926
            Government National Mortgage Assn.,
    2,000     Series 1999-14 VD                                          6.00       3/20/2014           2,029
    1,719     Series 2002-4 VG                                           6.50      11/16/2017           1,723
      616     Series 2001-49 VB                                          7.00      11/16/2016             620
                                                                                                     --------
                                                                                                        8,171
                                                                                                     --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(f)
   35,104   Government National Mortgage Assn.,
              Series 2003-59, Class XB                                   2.28       7/16/2010           1,328
                                                                                                     --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.9%)(d)
    5,000   Fannie Mae(+)(p)                                             5.00       3/01/2035           4,827
    2,748   Freddie Mac(+), Pool # B19905(p)                             5.00       9/01/2020           2,716
                                                                                                     --------
                                                                                                        7,543
                                                                                                     --------
            Total U.S. government agency issues (cost: $17,012)                                        17,042
                                                                                                     --------
            U.S. TREASURY SECURITIES (0.3%)

            BILLS (0.0%)(n)
       10   4.19%, 6/8/2006(q)                                                                             10
                                                                                                     --------
            BONDS AND NOTES (0.3%)
    1,000   6.25%, 8/15/2023                                                                            1,178
                                                                                                     --------
            Total U.S. Treasury securities (cost: $1,186)                                               1,188
                                                                                                     --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            OTHER MORTGAGE SECURITIES (16.5%)(d)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.2%)
  $ 1,000   Amresco Commercial Mortgage Fund I Corp.,
              Series 1997 C1, Class F                                    7.64%      6/17/2029        $  1,023
    2,000   Bear Stearns Commercial Mortgage
              Securities, Inc., Series 2005-T18, Class AAB               4.82       2/13/2042           1,953
      935   Chase Commercial Mortgage Securities Corp.,
              Series 2000-1, Class A2                                    7.76       4/15/2032           1,003
    4,997   Commercial Mortgage Trust, Pass-Through
              Certificates, Series 2004-RS1, Class A(a)                  4.02       3/03/2041           4,848
            CS First Boston Mortgage Securities Corp.,
    2,000     Series 2001-CK1, Class A-2                                 6.25      12/16/2035           2,031
    1,000     Series 1998-C1, Class D                                    7.17       5/17/2040           1,079
      650   First Union National Bank-Chase, Series 1999-C2, Class D     7.06       6/15/2031             684
    1,000   G-Force, LLC, Pass-Through Certificates,
              Series 2005-RRA, Class A-1(a)                              4.39       8/22/2036             946
            GE Capital Commercial Mortgage Corp.,
    1,500     Series 2002-3A, Class D(a)                                 5.34      12/10/2037           1,498
      281     Series 2000-1, Class A-1                                   6.32       1/15/2033             281
    1,760   GGP Mall Properties Trust, Series 2001, Class D-2(a)         5.89      11/15/2011           1,769
            GMAC Commercial Mortgage Security, Inc.,
    1,000     Series 1998-C2, Class D                                    6.50       5/15/2035           1,036
    1,115     Series 1999-C1, Class D                                    6.84       5/15/2033           1,166
    1,000   GS Mortgage Securities, Series 2001 ROCK, Class A-2          6.62       5/03/2018           1,087
    2,890   GS Mortgage Securities Corp. II, Series 1998-GLII, Class E   6.97       4/13/2031           2,989
    2,000   Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(a)       7.46      10/03/2015           2,128
      645   LB Commercial Conduit Mortgage Trust,
              Series 1999-C1, Class A1                                   6.41       6/15/2031             647
    1,000   LB-UBS Commercial Mortgage Trust,
              Series 2001-WM, Class D(a)                                 6.83       7/14/2016           1,068
    3,000   Machine One Trust, Series 2004-1A, Class A3(a)               5.22       5/28/2040           2,966
            Merrill Lynch Mortgage Investors, Inc.,
    2,000     Series 1998-C1, Class A2                                   6.48      11/15/2026           2,043
      783     Series 1997-C2, Class A-2                                  6.54      12/10/2029             800
    5,000     Series 1997-C1, Class B                                    7.12       6/18/2029           5,068

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            Morgan Stanley Dean Witter Capital I, Inc.,
  $ 2,000     Series 2005 IQ9, Class A3                                  4.49%      7/15/2056        $  1,930
    5,000     Series 2005-RR6, Class A2FX(a)                             5.13       5/24/2043           4,979
    1,358     Series 2001-IQA, Class A2                                  5.33      12/18/2032           1,357
    2,000     Series 1998 XL1, Class A-3                                 6.48       6/03/2030           2,045
    1,658   Salomon Brothers Mortgage Securities VII,
              Series 2000-C3, Class A1(a)                                6.34      12/18/2033           1,674
    1,943   TIAA CMBS I Trust, Series 2001 C1A, Class A-3(a)             6.56       6/19/2026           1,989
    2,000   Tower Global Signal Trust I, Series 2004-1, Class B          4.16       1/15/2034           1,934
    2,000   Trizechahn Office Properties Trust,
              Series 2001-TZHA, Class A3(a)                              6.21       3/15/2013           2,043
            Wachovia Bank Commercial Mortgage Trust,
    2,000     Series 2005-C18, Class APB                                 4.81       4/15/2042           1,952
    2,000     Series 2005-C17, Class A4                                  5.08       3/15/2042           1,972
                                                                                                     --------
                                                                                                       59,988
                                                                                                     --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)(f)
            CS First Boston Mortgage Securities Corp.,
   43,904     Series 2004-C1, Class ASP
              (acquired 8/30/2004; cost $1,900)(a,h)                     0.94       1/15/2037           1,420
    9,434     Series 2003-C3, Class ASP
              (acquired 6/17/2003; cost $876)(a,h)                       1.82       5/15/2038             513
   15,836   Greenwich Capital Commercial Funding Corp.,
              Series 2002-C1, Class XP (acquired
              7/17/2003 & 8/13/2003; cost $1,646)(a,h)                   1.93       1/11/2035           1,187
   67,946   GS Mortgage Securities Corp. II,
              Series 2001 ROCK, Class X-1
              (acquired 5/13/2004; cost $1,022)(a,h)                     0.21       5/03/2018             851
   18,670   LB-UBS Commercial Mortgage Trust,
              Series 2003-C5, Class XCP
              (acquired 7/16/2003; cost $943)(a,h)                       1.15       7/15/2013             448
   17,203   Morgan Stanley Dean Witter Capital I, Inc.,
              Series 2004-T13, Class X2
              (acquired 1/23/2004; cost $936)(a,h)                       0.98       9/13/2045             655
                                                                                                     --------
                                                                                                        5,074
                                                                                                     --------
            Total other mortgage securities (cost: $65,793)                                            65,062
                                                                                                     --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (6.7%)

            APPROPRIATED DEBT (0.5%)
  $ 2,000   Hudson County, NJ, Improvement Auth. RB
              (MLO), Series 2005 (LOC - North Fork Bank)                 4.25%      6/15/2019(b)     $  2,000
                                                                                                     --------
            CASINOS & GAMING (0.2%)
    1,000   Mashantucket (Western) Pequot Tribe, CT, Bonds(a)            5.91       9/01/2021             980
                                                                                                     --------
            EDUCATION (0.2%)
    1,000   Univ. Oklahoma RB                                            5.25      11/01/2019             986
                                                                                                     --------
            ELECTRIC UTILITIES (0.4%)
    1,000   Brazos River Auth., TX, PCRB, Series 1995A (TXU)             5.40       4/01/2030(b)        1,005
      500   Hillsborough County, FL, IDA PCRB                            4.00       5/15/2018(b)          504
                                                                                                     --------
                                                                                                        1,509
                                                                                                     --------
            ELECTRIC/GAS UTILITY (0.8%)
    2,000   Energy Acquisition Corp. II, OH, RB (INS)                    4.49       2/15/2008           1,980
    1,000   North Carolina Eastern Municipal Power
              Agency RB, Series 2003-E                                   5.23       1/01/2011             986
                                                                                                     --------
                                                                                                        2,966
                                                                                                     --------
            GENERAL OBLIGATION (1.5%)
    1,000   Bucks County, PA, GO (INS)                                   3.94      12/15/2008             976
    2,000   Hopewell, VA, Taxable Public Improvement GO, Series B        5.25       7/15/2009           1,989
    2,000   King County, WA, GO, Series 2004C                            4.32      12/01/2010           1,940
    1,000   Riverside, CA, Pension Obligation, RB, Series A (INS)        4.21       2/15/2011             969
                                                                                                     --------
                                                                                                        5,874
                                                                                                     --------
            HOSPITAL (0.5%)
    1,000   Medical Univ., SC, Hospital Auth. Facilities, RB,
              Series 2004B (INS)                                         5.01       2/15/2015             989
      980   Rhode Island State Health & Education RB,
              Series C (LOC - Citizens Bank of Rhode Island)             3.60       9/15/2033(b)          954
                                                                                                     --------
                                                                                                        1,943
                                                                                                     --------
            MULTIFAMILY HOUSING (0.3%)
    1,080   American Eagle Northwest LLC, WA, RB, Series 2005A           4.97      12/15/2018           1,054
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            NURSING/CCRC (0.5%)
  $ 1,550   Martin Luther King Foundation, Inc.,
              FL, SAVRS, Series 1998 (INS)(l)                            4.50%     12/01/2028        $  1,550
      600   Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)      4.60      12/01/2028             600
                                                                                                     --------
                                                                                                        2,150
                                                                                                     --------
            OIL & GAS REFINING & MARKETING (0.3%)
    1,000   Harris County, TX, IDRB, Series 2002                         5.68       3/01/2023(b)        1,015
                                                                                                     --------
            SALES TAX (0.6%)
    2,500   Sales Tax Asset Receivable Corp., NY, RB, Series B(r)        4.76      10/15/2015           2,443
                                                                                                     --------
            SPECIAL ASSESSMENT/TAX/FEE (0.9%)
    1,000   New York State Environmental Facilities Corp.
              RB, Series 2004B (INS)                                     4.02      12/01/2009             968
    2,000   New York State Urban Development Corp. RB,
              Series 2004B-3 (INS)                                       4.38      12/15/2011           1,939
      750   Short Pump Town Center Community
              Development Auth., VA, RB(a)                               4.85       2/01/2006             750
                                                                                                     --------
                                                                                                        3,657
                                                                                                     --------
            Total municipal bonds (cost: $26,963)                                                      26,577
                                                                                                     --------

   NUMBER
OF SHARES
---------
            PREFERRED SECURITIES (1.9%)

            DIVERSIFIED BANKS (0.3%)
   50,000   HSBC Holdings, Series A, 6.20%, perpetual (United Kingdom)                                  1,245
                                                                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (0.6%)
   30,000   AMB Property Corp., Series O, 7.00%, perpetual                                                757
   40,000   Duke Realty Corp., Series M, 6.95%, perpetual                                                 992
   20,000   Public Storage, Inc., Series G, 7.00%, perpetual                                              510
                                                                                                     --------
                                                                                                        2,259
                                                                                                     --------
            REINSURANCE (0.2%)
   20,000   Endurance Specialty Holdings Ltd., Series A, 7.75%, perpetual                                 494
                                                                                                     --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                              COUPON                           VALUE
    (000)   SECURITY                                                     RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.8%)
  $ 3,000   Farm Credit Bank of Texas, Series 1, 7.56%, perpetual(j)                                 $  3,236
                                                                                                     --------
            Total preferred securities (cost: $7,239)                                                   7,234
                                                                                                     --------
            MONEY MARKET INSTRUMENTS (0.4%)

            VARIABLE-RATE DEMAND NOTES (0.3%)(m)
            ------------------------------------
            NURSING/CCRC
    1,055   Pima County Arizona IDA RB, Series 2000B (NBGA)(a)           8.25%     12/01/2025           1,055
                                                                                                     --------

   NUMBER
OF SHARES
---------
            MONEY MARKET INSTRUMENTS (0.1%)
            -------------------------------
            MUTUAL FUNDS

  605,048   SSGA Prime Money Market Fund, 4.30%(o)                                                        605
                                                                                                     --------
            Total money market instruments (cost: $1,660)                                               1,660
                                                                                                     --------

            TOTAL INVESTMENTS (COST: $398,561)                                                       $396,690
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

             Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

             The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 10.1% of net assets at January 31, 2006.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Restricted security that is not registered under the
                 Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

             (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

             (c) Callable/putable bond - provides the option for the
                 underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

             (d) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

             (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

             (f) Interest-only commercial mortgage-backed securities (IO CMBSs)
                 - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

             (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2006.

             (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2006, was $5,074,000, which represented 1.3% of the Fund's net assets.

             (i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

                 supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

             (j) Security was fair valued at January 31, 2006, by the Manager in accordance with valuation procedures approved by the Board of Directors.

             (k) Security is subject to an earlier call, which shortens its effective maturity date.

             (l) Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

             (m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

             (n) Represents less than 0.1% of net assets.

             (o) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

             (p) At January 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $7,557,000.

             (q) Security with a value of $10,000 is segregated as collateral for initial margin requirements on open future contracts.

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

             (r) At January 31, 2006, portions of these securities were segregated to cover delayed-delivery purchases and as collateral for margin requirements on open futures contracts. Following is a table of open futures contracts as of January 31, 2006:

                                                                                                  UNREALIZED
                                                                                                 APPRECIATION
TYPE OF FUTURE          EXPIRATION          CONTRACTS          POSITION          VALUE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
10-Year U.S.
   Treasury Note      March 22, 2006            1                Long           $108,000              $-

             * Non-income-producing security for the 12 months preceding January 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 COP     Certificate of Participation

                 CPI     Consumer Price Index

                 EETC    Enhanced Equipment Trust Certificate

                 GO      General Obligation

                 IDA     Industrial Development Authority/Agency

                 IDRB    Industrial Development Revenue Bond

                 MLO     Municipal Lease Obligation

                 MTN     Medium-Term Note

                 PCRB    Pollution Control Revenue Bond

                 RB      Revenue Bond

                 REIT    Real Estate Investment Trust

                 SAVRS   Select Auction Variable Rate Securities

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

                 (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Motors Acceptance Corp.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $398,561)   $396,690
   Receivables:
      Capital shares sold                                                        1,275
      USAA Investment Management Company (Note 6C)                                 241
      Interest                                                                   4,922
      Variation margin                                                               1
                                                                              --------
         Total assets                                                          403,129
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased                                                       7,587
      Capital shares redeemed                                                      366
      Dividends on capital shares                                                  209
   Accrued management fees                                                         126
   Accrued transfer agent's fees                                                    12
   Other accrued expenses and payables                                              39
   Bank overdraft                                                                    1
                                                                              --------
         Total liabilities                                                       8,340
                                                                              --------
            Net assets applicable to capital shares outstanding               $394,789
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $402,486
   Overdistribution of net investment income                                      (391)
   Accumulated net realized loss on investments                                 (5,435)
   Net unrealized depreciation of investments                                   (1,871)
                                                                              --------
            Net assets applicable to capital shares outstanding               $394,789
                                                                              ========
   Capital shares outstanding                                                   39,471
                                                                              ========
   Authorized shares of $.01 par value                                         100,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  10.00
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                              $ 9,705
   Dividend income                                                                   18
                                                                                -------
      Total income                                                                9,723
                                                                                -------
EXPENSES
   Management fees                                                                  719
   Administration and servicing fees                                                288
   Transfer agent's fees                                                            341
   Custody and accounting fees                                                       59
   Postage                                                                           31
   Shareholder reporting fees                                                        14
   Directors' fees                                                                    3
   Registration fees                                                                 28
   Professional fees                                                                 22
   Other                                                                              5
                                                                                -------
      Total expenses                                                              1,510
   Expenses paid indirectly                                                          (4)
   Expenses reimbursed                                                             (263)
                                                                                -------
      Net expenses                                                                1,243
                                                                                -------
NET INVESTMENT INCOME                                                             8,480
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on investments                                                 557
   Change in net unrealized appreciation/depreciation of investments             (5,134)
                                                                                -------
      Net realized and unrealized loss on investments and futures contracts      (4,577)
                                                                                -------
Increase in net assets resulting from operations                                $ 3,903
                                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                      1/31/2006     7/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment income                                               $  8,480      $ 14,408
   Net realized gain on investments
      and futures transactions                                              557         1,462
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                               (5,134)       (1,798)
                                                                       ----------------------
      Increase in net assets resulting from operations                    3,903        14,072
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (8,865)      (14,872)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             83,874       143,634
   Reinvested dividends                                                   7,511        12,517
   Cost of shares redeemed                                              (50,707)      (81,124)
                                                                       ----------------------
      Increase in net assets from capital share transactions             40,678        75,027
                                                                       ----------------------
Net increase in net assets                                               35,716        74,227

NET ASSETS
   Beginning of period                                                  359,073       284,846
                                                                       ----------------------
   End of period                                                       $394,789      $359,073
                                                                       ======================
Accumulated overdistribution of net investment income:
   End of period                                                       $   (391)     $     (6)
                                                                       ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                            8,331        14,062
   Shares issued for dividends reinvested                                   747         1,225
   Shares redeemed                                                       (5,040)       (7,946)
                                                                       ----------------------
      Increase in shares outstanding                                      4,038         7,341
                                                                       ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales prices, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

                 is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                 (NAV) at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

           E. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued or delayed-delivery basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or delayed-delivery basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2006, outstanding delayed-delivery commitments, including interest purchased, for the Fund were $7,587,000. The Fund had no when-issued commitments as of January 31, 2006.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $4,000.

           G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

         For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2005, the Fund had capital loss carryovers of $5,992,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $111,108,000 and $47,901,000, respectively.

         As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $3,516,000 and $5,387,000, respectively, resulting in net unrealized depreciation of $1,871,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

         and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2006.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2006, the Fund's effective annualized base fee was 0.34% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                      +/- 0.04%
+/- 0.51% to 1.00%                      +/- 0.05%
+/- 1.01% and greater                   +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $719,000, which is net of a performance adjustment of $68,000 that increased the effective base management fee of 0.34% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $288,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

              certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund incurred reimbursable expenses of $263,000, of which $241,000 was receivable from the Manager.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $341,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                               YEAR ENDED JULY 31,
                                    ------------------------------------------------------------------------------------------
                                        2006           2005             2004            2003            2002              2001
                                    ------------------------------------------------------------------------------------------
Net asset value at
    beginning of period             $  10.13       $  10.14         $  10.15        $   9.76        $  10.41          $   9.82
                                    ------------------------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                .22            .47              .47             .54             .67(c)            .72
    Net realized and unrealized
        gain (loss)                     (.12)          (.01)            (.01)            .39            (.65)(c)           .59
                                    ------------------------------------------------------------------------------------------
Total from investment operations         .10            .46              .46             .93             .02              1.31
                                    ------------------------------------------------------------------------------------------
Less distributions:
    From net investment income          (.23)          (.47)            (.47)           (.54)           (.67)             (.72)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $  10.00       $  10.13         $  10.14        $  10.15        $   9.76          $  10.41
                                    ==========================================================================================
Total return (%)*                       1.04           4.60             4.55            9.67             .09             13.92
Net assets at end of period (000)   $394,789       $359,073         $284,846        $218,691        $194,897          $136,478
Ratio of expenses to
    average net assets (%)**(b,d)        .65(a)         .65              .65             .65             .65               .65
Ratio of expenses to average
    net assets, excluding
    reimbursements (%)**(b)              .79(a)         .74              .73             .72             .78               .76
Ratio of net investment
    income to average
    net assets (%)**                    4.41(a)        4.47             4.46            5.31            6.55(c)           7.08
Portfolio turnover (%)                 13.09          41.86            24.01           97.15           62.62             24.42

   * Assumes reinvestment of all net investment income distributions during the period.
  ** For the six-month period ended January 31, 2006, average net assets were
     $380,840,000.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
 (c) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
 (d) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                       BEGINNING             ENDING              DURING PERIOD*
                                     ACCOUNT VALUE       ACCOUNT VALUE          AUGUST 1, 2005 -
                                    AUGUST 1, 2005      JANUARY 31, 2006        JANUARY 31, 2006
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,010.40                 $3.28
Hypothetical
  (5% return before expenses)          1,000.00             1,021.94                  3.30

         *Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.04% for the six-month period of August 1, 2005, through January 31, 2006.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40049-0306                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.